united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2022

Investor Class Shares (QGLDX)
Advisor Class Shares (QGLCX)

1-855-650-QGLD (7453)
www.advisorspreferred.com

June 30, 2022

Dear Shareholders,

This semi-annual report for The Gold Bullion Strategy Fund (“Fund”) covers the period from January 1, 2022 to June 30, 2022. Flexible Plan Investments, Ltd. serves as the sub-advisor to The Gold Bullion Strategy Fund. During the period, the Fund returned -4.19%, compared with a return of -1.53% in the S&P GSCI Gold Index, while the S&P 500 TR Index returned -19.96%. The sub-index of the S&P GSCI tracks the COMEX gold future.

Gold’s performance was largely affected by three major themes: inflation, the U.S. dollar, and geopolitical tensions. In the first three months of 2022, gold recorded gains driven by inflationary pressures and an escalating Russia-Ukraine war. However, in the second quarter, gold gave up those gains and more against a backdrop of an increasingly hawkish stance among central banks to tame inflation and a strengthening U.S. Dollar.

Historically, gold has performed well in environments of high inflation and geopolitical instability while a strong U.S. Dollar has been a headwind gold. These themes seemed to have created a push-pull effect on the commodity with the strong greenback ultimately winning out during the period.

The Gold Bullion Strategy Fund seeks returns that reflect the daily performance of the price of gold bullion and, as such, is a vehicle for investors to capture potential returns resulting from those movements. To meet its goal, the Fund utilizes gold-bullion-related futures contracts and exchange-traded funds (ETFs). Additionally, in an effort to reflect the daily performance of the price of gold bullion net of fees, the Fund invests in investment-grade fixed-income corporate notes and bonds, with an objective of generating interest income to partially offset those fees. The Fund’s underperformance versus the S&P GSCI Gold Total Return Index for the period can largely be attributed to unfavorable effects from rising interest rates and fund expenses.

The Fund continues to endeavor to execute its strategy consistently, regardless of the market environment or perceived outlook for gold. We encourage our investors to maintain a long-term perspective as the market reacts to inevitable challenges and opportunities. As an asset class, gold historically has been uncorrelated with other asset classes and tended to provide a valuable hedge to investor portfolios in times of market volatility or economic and geopolitical uncertainty. We thank you for your confidence in The Gold Bullion Strategy Fund and its potential to help you achieve your financial goals.

Best regards,

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred

The Gold Bullion Strategy Fund
Portfolio Review (Unaudited)
June 30, 2022

The Fund’s performance figures* for the year ended June 30, 2022, as compared to its benchmarks:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	April 19, 2016	July 9, 2013
The Gold Bullion Strategy Fund - Investor Class	(4.19)%	(2.21)%	4.50%	4.56%	N/A	1.81%
The Gold Bullion Strategy Fund - Advisor Class	(4.44)%	(2.75)%	3.88%	3.94%	2.47%	N/A
S&P 500 Total Return Index **	(19.96)%	(10.62)%	10.60%	11.31%	12.03%	11.90%
S&P GSCI Gold Index***	(1.53)%	1.31%	6.95%	6.55%	4.88%	3.31%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s Investor and Advisor Class total fund operating expense ratio including underlying funds, as provided in the Fund’s prospectus dated May 1, 2022, was 1.42% and 2.01%, respectively. For performance information current to the most recent month-end, please call 1-855-650-7453. Investors should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained free of charge by calling toll-free 1-855-375-3060.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

***	The S&P GSCI Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.

+	Inception date is July 9, 2013

As of June 30, 2022, the Fund’s holdings by types of investments are as follows:

Holdings by Type of Investment ǂ:	% of Net Assets
Exchange Traded Funds:
Fixed Income Funds	33.7%
Commodity Fund	0.8%
Certificates of Deposit	5.9%
Corporate Bonds	16.1%
Short-Term Investments	34.0%
Collateral for Securities Loaned	4.5%
Other Assets In Excess of Liabilities	5.0%
100.0%

ǂ	The Holdings by Type of Investment detailed do not include derivative exposure.

Please refer to the Consolidated Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.5%
	COMMODITY - 0.8%
7,025	SPDR Gold Shares(a),(b)	$1,183,432

	FIXED INCOME - 33.7%
52,500	Blackrock Short Maturity Bond ETF	2,586,150
260,000	Invesco BulletShares 2022 Corporate Bond ETF	5,509,400
260,000	Invesco BulletShares 2023 Corporate Bond ETF	5,447,000
260,000	Invesco BulletShares 2024 Corporate Bond ETF	5,392,400
260,000	Invesco BulletShares 2025 Corporate Bond ETF (e)	5,314,400
115,000	Invesco Ultra Short Duration ETF	5,698,250
105,000	iShares Trust iShares 1-5 Year Investment Grade	5,307,750
55,000	PIMCO Enhanced Short Maturity Active ETF (e)	5,451,050
180,000	SPDR Portfolio Short Term Corporate Bond ETF (e)	5,351,400
85,000	SPDR SSgA Ultra Short-Term Bond ETF	3,384,700
		49,442,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,341,506)	50,625,932

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 16.1%
	AUTOMOTIVE — 0.6%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	945,447

	BANKING — 2.0%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	990,748
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	993,718
1,000,000	PNC Financial Services Group, Inc. (The)	3.9000	04/29/24	1,003,845
				2,988,311
	DIVERSIFIED INDUSTRIALS — 0.7%
1,000,000	General Electric Company (e)	3.4500	05/15/24	995,585

	ELECTRIC UTILITIES — 1.3%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	986,120
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	950,941
				1,937,061

The accompanying notes are an integral part of these consolidated financial statements.

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 16.1% (Continued)
	ENTERTAINMENT CONTENT — 0.7%
1,000,000	Walt Disney Company (The)	7.7500	01/20/24	$1,065,547

	GAS & WATER UTILITIES — 0.7%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	994,557

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
1,000,000	Bank of New York Mellon Corporation (The)	0.5000	04/26/24	951,362
1,000,000	Brookfield Finance, Inc.	4.0000	04/01/24	1,001,241
1,000,000	Goldman Sachs Group, Inc. (The)	0.8000	03/25/24	946,834
				2,899,437
	MACHINERY — 0.7%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	977,396

	MEDICAL EQUIPMENT & DEVICES — 0.7%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	991,209

	OIL & GAS SERVICES & EQUIPMENT — 0.7%
1,000,000	Schlumberger Holdings Corp (c)	3.7500	05/01/24	997,233

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
1,000,000	Welltower, Inc.	3.6250	03/15/24	993,440

	RETAIL - CONSUMER STAPLES — 0.6%
1,000,000	7-Eleven, Inc.(c)	0.8000	02/10/24	948,924

	SPECIALTY FINANCE — 0.7%
1,000,000	Capital One Financial Corp	3.9000	01/29/24	999,746

	TECHNOLOGY HARDWARE — 1.3%
1,000,000	Apple, Inc.	3.0000	02/09/24	999,050
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	961,147
				1,960,197

The accompanying notes are an integral part of these consolidated financial statements.

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 16.1% (Continued)
	TECHNOLOGY SERVICES — 0.7%
1,000,000	International Business Machines Corporation (e)	3.0000	05/15/24	$993,718

	TELECOMMUNICATIONS — 0.7%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	955,238

	TRANSPORTATION & LOGISTICS — 1.3%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	992,605
1,000,000	Union Pacific Corporation	3.6460	02/15/24	1,002,327
				1,994,932

	TOTAL CORPORATE BONDS (Cost $24,876,734)			23,637,978

	CERTIFICATE OF DEPOSIT — 5.9%
	AUTOMOTIVE - 0.6%
1,000,000	BMW Bank of North America	0.5500	07/30/24	945,198

	BANKING - 5.3%
1,000,000	Goldman Sachs Bank USA	1.8000	01/30/23	997,708
1,000,000	Greenstate Credit Union	0.5000	07/19/24	944,688
1,000,000	State Bank of India	0.6000	08/30/24	943,671
1,000,000	Synchrony Bank	0.6500	09/17/24	943,591
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	945,469
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	944,742
1,000,000	UBS Bank USA	0.5500	08/12/24	943,917
1,000,000	Wells Fargo National Bank West	1.9000	01/30/23	998,276
				7,662,062

	TOTAL CERTIFICATE OF DEPOSIT (Cost $8,997,864)			8,607,260

The accompanying notes are an integral part of these consolidated financial statements.

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 34.0%
	MONEY MARKET FUNDS - 34.0%
45,674,012	Fidelity Government Portfolio, Class I, 1.21%(d)	$45,674,012
4,147,282	First American Government Obligations Fund, Class Z, 1.23%(d)	4,147,282
	TOTAL MONEY MARKET FUNDS (Cost $49,821,294)	49,821,294

	TOTAL SHORT-TERM INVESTMENTS (Cost $49,821,294)	49,821,294

Units
	COLLATERAL FOR SECURITIES LOANED — 4.5%
6,610,772	Mount Vernon Liquid Assets Portfolio, LLC, 1.61%
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,610,772)	6,610,772

	TOTAL INVESTMENTS — 95.0% (Cost $141,648,170)	$139,303,236
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%	7,324,987
	NET ASSETS - 100.0%	$146,628,223

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
812	COMEX Gold 100 Troy Ounces Future(b)	08/29/2022	$146,785,240	$(3,660,023)
	TOTAL FUTURES CONTRACTS

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the total market value of 144A securities is $1,946,157 or 1.3% of net assets.

(d)	Rate disclosed is the seven- day effective yield as of June 30, 2022.

(e)	Security purchased with cash proceeds of securities lending collateral.

(f)	All or portion of the security is on loan. Total loaned securities had a value of $6,469,674 at June 30, 2022.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Statement of Assets and Liabilities (Unaudited)
June 30, 2022

ASSETS
Investment securities:
At cost	$141,648,170
At value (a)	$139,303,236
Cash	25,041,145
Deposit with broker for futures contracts	9,891,750
Dividends and interest receivable	232,361
Receivable for Fund shares sold	187,572
Receivable for securities sold	143,716
Prepaid expenses and other assets	26,984
TOTAL ASSETS	174,826,764

LIABILITIES
Payable for Fund shares repurchased	17,768,839
Collateral on securities loaned (See note 9)	6,610,772
Unrealized depreciation on futures contracts	3,660,023
Investment advisory fees payable	89,246
Distribution (12b-1) fees payable	31,149
Payable to related parties	20,246
Shareholder service fees payable	18,266
TOTAL LIABILITIES	28,198,541
NET ASSETS	$146,628,223

Composition of Net Assets:
Paid in capital	$152,726,459
Accumulated deficit	(6,098,236)
NET ASSETS	$146,628,223

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$145,784,681
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,850,878
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.28
Advisor Class Shares:
Net Assets	$843,542
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	40,386
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$20.89

(a)	Includes loaned securities with a value of $6,469,674.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME
Dividends	$270,289
Interest	204,712
Securities lending	13,773
TOTAL INVESTMENT INCOME	488,774

EXPENSES
Investment advisory fees	579,827
Distribution fees - Investor Class Shares	192,250
Distribution fees - Advisor Class Shares	4,102
Administrative service fees	118,990
Shareholder service fees - Investor Class Shares	115,350
TOTAL EXPENSES	1,010,519

NET INVESTMENT LOSS	(521,745)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) from:
Investments	(1,167,384)
Futures contracts	3,827,612
Net Realized Gain on Investments and Futures Contracts	2,660,228

Net change in unrealized (depreciation) on:
Investments	(1,847,672)
Futures contracts	(6,538,193)
Net Change in Unrealized Depreciation on Investments and Futures Contracts	(8,385,865)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(5,725,637)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,247,382)

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(521,745)	$(812,141)
Net realized gain (loss) on investments and futures contracts	2,660,228	(3,307,584)
Distributions from underlying investment companies	—	35,397
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(8,385,865)	(3,685,909)
Net decrease in net assets resulting from operations	(6,247,382)	(7,770,237)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	211,220,559	219,675,713
Advisor Class	193,076	615,588
Payments for shares redeemed
Investor Class	(188,304,732)	(205,972,607)
Advisor Class	(37,508)	(210,690)
Net increase from shares of beneficial interest transactions	23,071,395	14,108,004

NET INCREASE IN NET ASSETS	16,824,013	6,337,767

NET ASSETS
Beginning of period	129,804,210	123,466,443
End of period	$146,628,223	$129,804,210

SHARE ACTIVITY
Investor Class:
Shares Sold	9,470,336	9,917,178
Shares Redeemed	(8,430,761)	(9,303,100)
Net increase in shares of beneficial interest outstanding	1,039,575	614,078

Advisor Class:
Shares Sold	8,270	28,061
Shares Redeemed	(1,677)	(9,594)
Net increase in shares of beneficial interest outstanding	6,593	18,467

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Investor Class
	Six Months
	Ended June 30,		Year Ended December 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$22.21		$23.69	$21.86	$21.43	$22.62	$21.49
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.07)		(0.15)	(0.04)	0.18	0.09	0.01
Net realized and unrealized gain (loss)	(0.86)		(1.33)	4.22	3.38	(1.02)	2.42
Total income (loss) from investment operations	(0.93)		(1.48)	4.18	3.56	(0.93)	2.43
Less distributions:
Distributions from net investment income	—		—	(2.35)	(3.13)	(0.26)	(1.30)
Total distributions	—		—	(2.35)	(3.13)	(0.26)	(1.30)
Net asset value, end of year/period	$21.28		$22.21	$23.69	$21.86	$21.43	$22.62
Total return (b)	(4.19	)% (e)	(6.25)%	19.28%	16.95%	(4.08)%	11.40%
Net assets, end of year/period (in 000s)	$145,785		$129,065	$123,107	$81,048	$42,274	$53,484
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (c)	1.30	% (f)	1.35%	1.43%	1.42%	1.41%	1.41%
Ratios of net investment income (loss) to average net assets (c,d)	(0.67	)% (f)	(0.67)%	(0.17)%	0.79%	0.41%	0.05%
Portfolio turnover rate	61	% (e)	162%	229%	190%	167%	125%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total return assumes reinvestment of all distributions.

(c)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Advisor Class
	Six Months
	Ended June 30,		Year Ended December 31,
	2022		2021	2020		2019		2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$21.86		$23.46	$21.68		$21.28		$22.51	$21.41
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.14)		(0.28)	(0.19)		0.05		(0.05)	(0.14)
Net realized and unrealized gain (loss)	(0.83)		(1.32)	4.18		3.36		(1.00)	2.40
Total income (loss) from investment operations	(0.97)		(1.60)	3.99		3.41		(1.05)	2.26
Less distributions:
Distributions from net investment income	—		—	(2.21)		(3.01)		(0.18)	(1.16)
Return of capital	—		—	—		—		—	—
Total distributions	—		—	(2.21)		(3.01)		(0.18)	(1.16)
Net asset value, end of year/period	$20.89		$21.86	$23.46		$21.68		$21.28	$22.51
Total return (b)	(4.44	)% (f)	(6.82)%	18.55	% (e)	16.32	% (e)	(4.68)%	10.65%
Net assets, end of year/period (in 000s)	$844		$739	$359		$290		$978	$256
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (c)	1.90	% (g)	1.94%	2.03%		2.01%		2.01%	2.01%
Ratios of net investment income (loss) to average net assets (d)	(1.26	)% (g)	(1.26)%	(0.76)%		0.20%		(0.24)%	(0.59)%
Portfolio turnover rate	61	% (f)	162%	229%		190%		167%	125%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total return assumes reinvestment of all distributions.

(c)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited)
June 30, 2022

1.	ORGANIZATION

The Gold Bullion Strategy Fund (the “Fund”) is a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks returns that reflect the performance of the price of gold bullion.

The Fund currently offers two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”). The Fund’s Investor class commenced operations on July 9, 2013 and the Advisor class commenced operations on April 19, 2016. The Fund may issue an unlimited number of shares of beneficial interest in one or more share classes. Generally, all shares of the Fund have equal rights and privileges, except for class-specific features, rights and expenses. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Securities Valuation – The Fund calculates its daily NAV per share at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Fund securities are valued each day at the last quoted sales price on each security’s primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures are valued at 4:00 p.m. Eastern Time or, in the absence of a settled price, at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

GBSF Fund Limited (“GBSF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in gold-bullion related exchange-traded funds (“ETFs”), exchange traded notes (“ETNs”), physical gold bullion and derivatives. See “Consolidation of Subsidiary” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board. The Board has delegated execution of these procedures to a fair value committee

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2022

composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors/trustees of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on or exchange and are valued at the investment company’s NAV per unit as provided by the Underlying Fund’s administrator.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2022

liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2022 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$23,637,978	$—	$23,637,978
Certificate of Deposit	—	8,607,260	—	8,607,260
Exchange-Traded Funds	50,625,932	—	—	50,625,932
Money Market Funds	49,821,294	—	—	49,821,294
Collateral for Securities Loaned	6,610,772	—	—	6,610,772
Total Investments	$107,057,998	$32,245,238	$—	$139,303,236
Liabilities*
Derivative:
Futures Contracts	$(3,660,023)	$—	$—	$(3,660,023)
Total Liabilities:	$(3,660,023)	$—	$—	$(3,660,023)

*	Refer to the Consolidated Portfolio of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the current period.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include the accounts of GBSF Ltd., a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in GBSF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on July 9, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in GBSF LtPd. is as follows:

	Inception Date	GBSF Ltd. Net Assets at	% of Net Assets at
	of GBSF Ltd.	June 30, 2022	June 30, 2022
GBSF Ltd.	7/09/2013	$11,708,853	7.99%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2022

purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (GBSF Ltd.).

General Market Risk – The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities market generally.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Cash Accounts – At times, the Fund may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Fund with respect to the Fund’s short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Consolidated Statement of Assets and Liabilities to the extent they are held by the Fund as of June 30, 2022.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and ETN Risk – Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of commodities, equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2022

(the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Derivatives Risk – Futures are subject to inherent leverage that may magnify Fund losses. These derivatives may not provide an effective substitute for gold bullion because changes in derivative prices may not track those of the underlying gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

Gold Risk – The price of Gold may be volatile and gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

For tax purposes, GBSF Ltd. is an exempted Cayman Islands investment company. GBSF Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GBSF Ltd. is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of GBSF Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2022

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $60,524,795 and $49,485,648, respectively.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the six months ended June 30, 2022, the Fund was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2022:

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets
Assets: (A)				& Liabilities
Liabilities: (L)
	Gross Amounts	Gross Amounts	Net Amount of Asset
	Presented in the	Offset in the	or Liabilities
	Consolidated	Consolidated	Presented in the	Financial	Cash Collateral
	Statement of	Statement of Assets	Statement of Assets	Instruments	Received or
Description	Assets & Liabilities	& Liabilities	& Liabilities	Pledged	Pledged (1)	Net Amount
Futures Contracts (L)	$(3,660,023)	$—	$(3,660,023)	$—	$3,660,023	$—
Securities lending (L) *	(6,469,674)	—	(6,469,674)	—	6,469,674	—
Total	$(10,129,697)	$—	$(10,129,697)	$—	$10,129,697	$—

(1)	Detailed collateral amounts are presented in the Consolidated Statement of Assets and Liabilities.

*	Omits excess collateral above value of securities loaned.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2022:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures Contracts	Unrealized depreciation on futures contracts

At June 30, 2022, the fair value of the derivative instruments was as follows:

Asset Derivatives
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$(3,660,023)	$(3,660,023)

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2022

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended June 30, 2022:

Derivative Investment Type	Location on the Consolidated Statement of Operations
Futures Contracts	Net realized gain from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2022:

Realized gain on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$3,827,612	$3,827,612

Change in unrealized depreciation on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total
Futures Contracts	$(6,538,193)	$(6,538,193)

The derivative instruments outstanding as of June 30, 2022 as disclosed in the Consolidated Schedule of Investments and in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 2.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Fund. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund. Sub-Advisor expenses are the responsibility of the Advisor.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Advisor earned $579,827 in advisory fees for the six months ended June 30, 2022.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund as shown in the consolidated Statement of Operations under Administrative services fees. Under the terms of the Fund’s agreement with UFS, UFS pays for certain operating expenses of the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund. These expenses are the responsibility of UFS.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2022

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Investor and Advisor class at an annual rate of up to 0.25% and 1.00%, respectively, of their average daily net assets and is paid to Ceros Financial Services, Inc. (the “Distributor” or “Ceros”), a registered broker/dealer and an affiliate of the Advisor, and principal underwriter of the Fund, to provide compensation for ongoing shareholder servicing or services and-or maintenance of accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2022, pursuant to the Plan, Investor and Advisor Class shares paid $192,250 and $4,102, respectively.

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) on the Investor class. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor class and is paid to Ceros to provide compensation for ongoing shareholder servicing or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2022, Investor Class shares paid $115,350.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $50,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. The Advisor pays Trustee fees.

During the six months ended June 30, 2022, Ceros executed trades on behalf of the Fund and received $25,205 in trade commissions.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at June 30, 2022, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Depreciation
$142,382,398	$—	$(3,079,162)	$(3,079,162)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended December 31, 2021 and December 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2021	December 31, 2020
Ordinary Income	$—	$10,839,910
Long-Term Capital Gain	—	—
Return of Capital	—	16,374
	$—	$10,856,284

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2022

As of December 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(2,311,668)	$814,134	$1,646,680	$149,146

The difference between book basis and tax basis undistributed net investment income, unrealized appreciation and accumulated realized losses is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for the Fund’s holding in GBSF Ltd.

At December 31, 2021, the Fund had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$1,552,346	$759,322	$2,311,668	$—

Permanent book and tax differences, primarily attributable to tax adjustments for net operating losses and the Fund’s holding in GBSF Ltd., resulted in reclassifications for the year ended December 31, 2021 as follows:

Paid
In	Accumulated
Capital	Earnings (Deficits)
$(2,263,193)	$2,263,193

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2022, Axos Clearing LLC and National Financial Services LLC held approximately 54.41% and 27.13% respectively of the Fund, for the benefit of its customers.

9.	SECURITIES LENDING

The Fund has entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Fund is authorized to loan securities to the Lending Agent. In exchange, the Fund receives cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Consolidated Statement of Assets and Liabilities and on the Consolidated Schedule of Investments. Securities lending income is disclosed in the Fund’s Consolidated Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Fund’s cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of June 30, 2022, the Fund loaned securities which were collateralized by short-term investment securities or cash and equivalent. The value of securities on loan and the value of the related overnight and continuous collateral were $6,469,674 and $6,610,772, respectively.

The Gold Bullion Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
June 30, 2022

10.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

11.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests greater than 25% of their assets in the corresponding investment. The Fund may redeem its investment from the investment at any time if the Advisor or Sub-Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. At June 30, 2022, the Fund was invested in the following:

Investment	Percentage of Net Assets
Fidelity Government Portfolio, Class I	31.1%

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Gold Bullion Strategy Fund
Expense Example (Unaudited)
June 30, 2022

As a shareholder of The Gold Bullion Strategy Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Gold Bullion Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Gold Bullion Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account Value	Account Value	Period *
Expenses	Ratio	1/1/2022	6/30/2022	1/1/2022-6/30/2022
Investor Class	1.30%	$1,000.00	$958.10	$6.33
Advisor Class	1.90%	$1,000.00	$955.60	$9.23

Table 2
Hypothetical	Annualized	Beginning	Ending	Expenses Paid During
(5% return before	Expense	Account Value	Account Value	Period *
expenses)	Ratio	1/1/2022	6/30/2022	1/1/2022-6/30/2022
Investor Class	1.30%	$1,000.00	$1,018.33	$6.53
Advisor Class	1.90%	$1,000.00	$1,015.35	$9.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

The Gold Bullion Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for The Gold Bullion Strategy Fund (and subsidiary)

At a video conference meeting held on May 11, 2022 (the “Meeting”), held in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations required under the Investment Company Act of 1940, as amended (the “1940 Act”) in light of travel concerns related to the COVID-19 pandemic (the “SEC Relief Order”) the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the ” Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of The Gold Bullion Strategy Fund (and subsidiary) (“Gold Fund” and “GBSF Fund Limited”, respectively); and the renewal of each sub-advisory agreement (the ” Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “FPI”). The Directors of the GBSF Fund Limited, a wholly owned foreign subsidiary of Gold Fund, approved an investment advisory agreement between GBSF Fund Limited and the Adviser (the “Subsidiary Advisory Agreement”) as well as a sub-advisory agreement (the “Subsidiary Sub-Advisory Agreement”) between the Adviser and FPI with respect to the GBSF Fund Limited. The Fund level agreements and subsidiary agreements are referred to collectively for convenience and references to the Fund include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

In connection with the Board’s consideration and approval of the renewal of the Advisory Agreement and Sub-Advisory Agreements, (together the “Advisory Agreements”) the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Gold Fund anticipated level of profitability to the Adviser and Sub-Adviser from related operations; (f) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (g) information regarding the performance of Gold Fund as compared to their respective benchmarks and Morningstar categories. The Board’s review of the materials and deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board. The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements.

Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements. The Board reviewed the quality of work and abilities of the Adviser and its relationship with FPI and the performance of the Gold Fund. In light of Fund’s performance and the compliance/review relationship with the FPI, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties to the Gold Fund. The Board conducted some of its deliberations on a joint basis for the Adviser and FPI given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Gold Fund and its subsidiary.

The Gold Bullion Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection, trade execution and compliance, will be made for the Gold Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and the portfolio managers. Counsel reported there were no changes in management within the Advisor and no changes within the Sub-Adviser. Further reviewed by the Board was a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each the of the Adviser and the Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

The Board also reviewed the balance sheet of the Adviser as of December 31, 2021, and found the financial resources greatly improved over previous years. Management noted the Adviser has access to additional capital if the need should arise. There was discussion with respect to legal fees and how they were reflected on the income statement and balance sheet, and the Board noted the net income for the Adviser was improved from prior years.

With respect to Flexible Plan Investments, Inc. (“Flexible Plan” or “FPI”), the Board reviewed an income statement and balance sheet as of December 31, 2021, reflecting assets available to the Sub-Adviser to continue sub-advising the Gold Fund. The Board concluded that the Adviser and Sub-Adviser have adequate financial resources to continue to service the Gold Fund and GBSF Fund, Ltd.

The Board also discussed the Adviser’s compliance program with the CCO of the Trust. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Agreements.

Regarding the compliance programs of FPI, the CCO noted that she works with the CCO of the Sub-Adviser. The Board confirmed with the CCO that she had reviewed the policies and procedures manual of Flexible Plan, including their latest revisions and business continuity plans. There was further Board discussion around the SEC Exam of Flexible Plan, and the CCO reported that the CCO had reported there were no findings relative to the Gold Fund. The findings related to clients where a referring broker was dropped by the client and the scope of fiduciary oversight provided.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, would not directly control the performance of the Gold Fund. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Gold Fund, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Gold Fund’s investment objectives and appears to be carrying out its functions appropriately.

The Gold Bullion Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

With respect to the performance results from the Sub-Adviser’s daily management and investment strategies, the Board considered the updated performance of Gold Fund compared to the primary benchmark and Morningstar category for various periods provided by the Adviser. The Trustees also reviewed the Sub-Adviser’s strategy and Gold Fund’s performance for various periods with explanations for over/under performance.

The Board noted that the Fund (as measured by Investor Class shares) underperformed the benchmark S&P GSCI Gold Fund Index for the one-, three-, and five-year periods ended March 31, 2022. The Board noted this underperformance is expected as the Fund bears expenses while a gold price index does not. The Trustees also noted the Fund lagged the S&P 500 Index for the one-year and five-year periods presented. With respect to the Morningstar Commodities Broad Basket, the Board noted that the Fund’s performance lagged by double digits for the one-year period, and single digits for the three- and five-year periods. The Trustees noted that the S&P 500 and commodities indices are provided primarily for market performance reference points but do not serve as direct comparisons because they are outside the investment mandate of the Fund. The Board found the performance of the Fund was delivering on its gold price tracking mandate and was satisfactory.

Fees and Expenses. As to the costs of the services to be provided to the Gold Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of Gold Fund compared to its peer group and Morningstar category as presented in the Meeting Materials.

The Board noted that advisory fee of 0.75% for the Gold Fund, was close to the average for the Morningstar Commodity Broad Basket category, and well below the maximum management fee. The Board discussed and found the net expenses of 1.42% for Gold Fund A and Investor Class shares was within range, and well below the maximum fee for the Morningstar, Commodity A Class category. With regards to Gold Fund Adviser Class shares, the Board noted the net expense ratio of 2.01% was slightly below the average and well below the maximum net expenses for the Morningstar Commodity C Class category. The Board concluded that the advisory fee and net expenses for the Gold Fund are reasonable.

For the Gold Fund, the Board reviewed and considered the split of the Advisory fee between the Adviser and the Sub-Adviser (the Sub-Adviser being paid by the Adviser, not the Fund), and determined it was acceptable and reasonable for the services to be provided to the Gold Fund.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the most recent fiscal year from Gold Fund with respect to advisory fees and from the total relationship with Gold Fund. They considered whether profits from Gold Fund were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any breakpoints in fee structures. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

During their review, the Board noted that taking into account the fees paid to the Sub-Adviser, with respect to Gold Fund, the Adviser made a very small profit from the advisory fee, and when taking into account expenses for the Gold Fund, the Adviser operates the Fund at a loss. The Board concluded that based on the assets levels and services provided, the Adviser having excess profits was not a concern.

Profitability Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the most recent fiscal year from Gold Fund with respect to sub-advisory fees and from the total

The Gold Bullion Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

relationship Gold Fund. The Board noted that the Sub-Adviser usually charges higher fees from separately managed accounts with similar investment strategies, if any. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

With respect to the Sub-Adviser’s profitability review, the Board noted FPI operated Gold Fund at loss from sub-advisory fees. However, they note that, while when taking into account the total relationship with the Fund, the Sub-Adviser made a modest profit. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits was not a current concern.

Economies of Scale. As to the extent to which Gold Fund will realize economies of scale, the Adviser reported an estimate of $500 million to be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for the growth of Gold Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees agreed to revisit economies of scale as assets of Gold Fund continue to grow. The Board also confirmed that economies of scale is not a concern for approval of any sub-advisory agreements.

Conclusion. The Board was assisted by counsel throughout the Advisory Agreement review process. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating each of the Advisory Agreement. In considering the approval Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements.

The Gold Bullion Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of Fund investments during normal and reasonably foreseeable stressed conditions; short and long-term cash flow projections; and cash holdings and access to other funding sources.

During the six months ended June 30, 2022, the Trust’s Liquidity Program Administrator (“LPA”) and the Board reviewed the Fund’s investments and they determined that, generally, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and the LPA concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-650-QGLD(7453) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-650-7453.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

GOLD-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 8/29/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 8/29/22

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 8/29/22